Net Loss Per Share Attributible to Ordinary Shareholders (Details) - Schedule of Sets Forth the Computation of Basic and Diluted Net Loss Per Share Attributable - USD ($)
$ / shares in Units, $ in Thousands
9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Basic Numerator:
Net loss	$ (37,121)	$ (34,215)
Denominator:
Weighted-average shares used in computing net loss per share attributable to ordinary shareholders, basic	79,914,649	69,975,104
Net loss per share attributable to ordinary shareholders, basic	$ (0.46)	$ (0.49)
Diluted Numerator:
Adjusted Net loss	$ (37,456)	$ (34,705)
Denominator:
Weighted-average shares used in computing net loss per share attributable to ordinary shareholders, diluted	64,503,654	61,452,569
Net loss per share attributable to ordinary shareholders, diluted	$ (0.58)	$ (0.56)